UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2013

Date of Reporting Period: 06/30/2012

Item 1. Schedule of Investments.

	NICHOLAS EQUITY INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF June 30, 2012
		VALUE
		------------
COMMON STOCKS -- 92.10%
	Consumer Discretionary - Durables &
	Apparel -- 7.01%
225,000	Leggett & Platt, Incorporated	$ 4,754,250
135,000	Mattel, Inc.	4,379,400
100,000	Tupperware Brands Corporation	5,476,000
		------------
		14,609,650
		------------
	Consumer Discretionary - Media -- 2.40%
130,000	Time Warner Inc.	5,005,000
		------------
	Consumer Discretionary - Services -- 2.31%
95,000	Darden Restaurants, Inc.	4,809,850
		------------
	Consumer Staples - Food & Staples
	Retailing -- 4.64%
190,000	Sysco Corporation	5,663,900
135,000	Walgreen Co.	3,993,300
		------------
		9,657,200
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 8.62%
135,000	Altria Group, Inc.	4,664,250
67,000	Philip Morris International Inc.	5,846,420
190,966	Rocky Mountain Chocolate Factory, Inc.	2,217,115
155,000	Unilever PLC	5,228,150
		------------
		17,955,935
		------------
	Energy -- 8.70%
280,000	Dorchester Minerals, L.P.	6,146,000
280,000	PAA Natural Gas Storage, L.P.	5,003,600
25,000	Plains All American Pipeline, L.P.	2,020,250
110,000	TOTAL S.A.	4,944,500
		------------
		18,114,350
		------------
	Financials - Diversified -- 2.51%
113,800	W.P. Carey & Co. LLC	5,238,214
		------------
	Financials - Insurance -- 4.87%
205,000	Brown & Brown, Inc.	5,590,350
550,000	Old Republic International Corporation	4,559,500
		------------
		10,149,850
		------------
	Financials - Real Estate -- 11.28%
390,000	Cohen & Steers Quality Income Realty
	Fund, Inc.	4,075,500
60,000	Digital Realty Trust, Inc.	4,504,200
60,000	Mid-America Apartment Communities, Inc.	4,094,400
320,000	Monmouth Real Estate Investment
	Corporation - Class A	3,750,400
210,000	Sabra Health Care REIT, Inc.	3,593,100
415,000	Summit Hotel Properties, Inc.	3,473,550
		------------
		23,491,150
		------------
	Health Care - Equipment & Services -- 3.59%
91,300	Computer Programs and Systems, Inc.	5,224,186
50,000	National HealthCare Corporation	2,261,500
		------------
		7,485,686
		------------
	Health Care - Pharmaceuticals, Biotechnology &
	Life Sciences -- 4.81%
95,000	Novartis AG	5,310,500
205,000	Pfizer Inc.	4,715,000
		------------
		10,025,500
		------------
	Industrials - Capital Goods -- 8.62%
272,100	Douglas Dynamics, Inc.	3,877,425
90,000	Emerson Electric Co.	4,192,200
61,300	National Presto Industries, Inc.	4,276,901
90,000	Snap-on Incorporated	5,602,500
		------------

		17,949,026
		------------
	Industrials - Commercial & Professional
	Services -- 3.74%
196,770	Healthcare Services Group, Inc.	3,813,403
150,000	Republic Services, Inc.	3,969,000
		------------
		7,782,403
		------------
	Industrials - Transportation -- 2.07%
120,000	Ryder System, Inc.	4,321,200
		------------
	Information Technology - Hardware &
	Equipment -- 1.70%
175,000	Molex Incorporated - Class A	3,540,250
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 2.06%
130,000	Microchip Technology Incorporated	4,300,400
		------------
	Information Technology - Software &
	Services -- 5.09%
48,066	Computer Services, Inc.	1,547,725
130,000	Paychex, Inc.	4,083,300
295,000	Western Union Company (The)	4,967,800
		------------
		10,598,825
		------------
	Materials -- 3.44%
62,400	Greif, Inc. - Class B	2,806,128
160,000	RPM International, Inc.	4,352,000
		------------
		7,158,128
		------------
	Telecommunication Services -- 2.40%
140,000	AT&T Inc.	4,992,400
		------------
	Utilities -- 2.24%
82,000	Integrys Energy Group, Inc.	4,663,340
		------------
	TOTAL COMMON STOCKS
	(cost $173,541,777)	191,848,357
		------------
PREFERRED STOCKS -- 1.12%
	Financials - Banks -- 0.42%
34,286	ASBC Capital I Trust Preferred
	7.625%, 06/15/32, Callable, Cumulative	868,122
		------------
	Financials - Real Estate -- 0.70%
57,800	BioMed Realty Trust, Inc. 7.375% Series A
	Cumulative Redeemable	1,465,808
		------------
	TOTAL PREFERRED STOCKS
	(cost $2,277,336)	2,333,930
		------------
CONVERTIBLE PREFERRED STOCK -- 1.50%
	Financials - Diversified -- 1.50%
3,194	Bank of America Corporation 7.25%
	Non-Cumulative Convertible Preferred Stock
	Series L
	(cost $3,067,930)	3,114,150
		------------
SHORT-TERM INVESTMENTS -- 5.30%
	Commercial Paper - 4.61%
$1,275,000	Citigroup Funding Inc. 07/02/12, 0.40%	1,275,000
1,000,000	Stanley Black & Decker Inc. 07/02/12, 0.33%	1,000,000
1,000,000	Devon Energy Corporation 07/03/12, 0.31%	999,991
862,000	Hasbro, Inc. 07/05/12, 0.41%	861,970
433,000	Bemis Company, Inc. 07/06/12, 0.40%	432,981
500,000	General Mills, Inc. 07/09/12, 0.22%	499,979
465,000	Stanley Black & Decker Inc. 07/09/12, 0.34%	464,969
1,000,000	Consolidated Edison Company of New York, Inc.
	07/11/12, 0.30%	999,925
550,000	Rockwell Automation, Inc. 07/12/12, 0.25%	549,962
1,000,000	Rockwell Automation, Inc. 07/12/12, 0.25%	999,931
725,000	Valspar Corporation 07/17/12, 0.37%	724,888
800,000	Hewlett-Packard Company 07/20/12, 0.45%	799,820
		------------
		9,609,416
		------------
	Variable Rate Security - 0.69%
1,439,120	American Family Financial Services, Inc.(1)
	07/02/12, 0.10%	1,439,120
		------------

TOTAL SHORT-TERM INVESTMENTS
(cost $11,048,536)	11,048,536
------------
TOTAL INVESTMENTS
(cost $189,935,579) - 100.02%	208,344,973
------------

LIABILITIES, NET OF OTHER ASSETS - (0.02)%	(37,508)
------------
TOTAL NET ASSETS
(basis of percentages disclosed
above) - 100%	$208,307,465
------------
------------

% of net assets.

(1) Subject to a demand feature as defined by the Securities and Exchange Commission.

As of June 30 2012, investment cost for federal tax purposes was $189,524,431 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$27,499,801
Unrealized depreciation	(8,679,259)
-----------
Net unrealized appreciation	$18,820,542
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$191,848,357
Preferred Stocks(1)	2,333,930
Level 2 -
Convertible Preferred Stock(1)	3,114,150
Commercial Paper	9,609,416
Variable Rate Security	1,439,120
Level 3 -
None	-
------------
Total	$208,344,973
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 08/06/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 08/06/2012

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 08/06/2012